Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - October | FT Vest U.S. Equity Deep Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	16.29%	(5.47%)	7.19%